SEGALL BRYANT & HAMILL TRUST

Segall Bryant & Hamill Small Cap Value Dividend Fund

Supplement dated September 29, 2020 to the

Prospectus and Statement of Additional Information (“SAI”)

each dated May 1, 2020, as supplemented

Effective as of the close of business September 25, 2020, the Segall Bryant & Hamill Small Cap Value Dividend Fund (the “Acquired Fund”) was reorganized with and into the Segall Bryant & Hamill Small Cap Value Fund. Accordingly, all references in the Prospectus and SAI to the Acquired Fund are hereby removed.

Please retain this supplement with your Prospectus and Statement of Additional Information.

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